Derivative Financial Instruments - Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Statements of Operations and in Accumulated Other Comprehensive Loss (Detail) (Other comprehensive income (loss) [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of loss recognized		$ (1,187)
Foreign currency forward contracts [Member]
Amount of loss recognized		$ (1,187)